Note 29 - Discontinued Operations	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of non-current assets held for sale and discontinued operations [text block]
29	Discontinued Operations

On
December 15, 2016,
Tenaris entered into an agreement with Nucor Corporation (“NC”) pursuant to which it has sold to NC the steel electric conduit business in North America, known as Republic Conduit for an amount of
$328
million (net of transaction costs). The sale was completed on
January 19, 2017,
with effect from
January 20, 2017.
The result of this transaction was an after-tax gain of
$89.7
million, calculated as the net proceeds of the sale less the book value of net assets held for sale, the corresponding tax effect and related expenses.

Year ended December 31,
2017
Income from discontinued operations	1,848
After tax gain on the sale of Conduit	89,694
Net Income for discontinued operations	91,542

Details of Conduit sale

Cash received	331,295
Transaction and other costs	(3,663)
Carrying amount of net assets sold	(137,814)
Gain on sale before income tax	189,817
Income tax expense on gain	(100,123)
Gain on sale after income tax	89,694

The financial performances presented are relative to the
19
days of
January 2017.

Analysis of the result of discontinued operations:
Year ended December 31,
2017
Revenues	11,899
Gross profit	4,496
Net income	1,848

Summarized cash flow information is as follows
:
2017
Cash at the beginning	18,820
Cash at the end	206
(Decrease) Increase in cash	(18,614)

(Used in) provided by operating activities	(3,046)
Provided by (used in) investing activities	32
Used in financing activities	(15,600)

These amounts were estimated only for disclosure purposes, as cash flows from discontinued operations were not
managed separately from other cash flows.

The following table shows carrying amounts of assets and liabilities as at the date of sale.

Current and non-current assets and liabilities of disposal group

At January 19, 2017
Non-current assets	87,332
Current assets	69,332
Total assets of disposal group classified as held for sale	156,664
Non-current liabilities	5,294
Current liabilities	13,556
Total liabilities of disposal group classified as held for sale	18,850